Rights of use of assets (Tables)	12 Months Ended
Jun. 30, 2021
Schedule of composition of the rights of use of the Group?s assets
	June 30, 2021	June 30, 2020
Real Estate	11	6,182
Telecommunications	-	16,528
Machinery and equipment	4	20
Others	796	7,098
Total Right-of-use assets	811	29,828
Non-current	811	29,828
Total	811	29,828

Schedule of changes in the Group?s rights of use
	June 30, 2021	June 30, 2020
Beginning of the year	29,828	-
IFRS 16 inicial adjustments	-	21,214
Additions (i)	889	12,153
Disposals	(83)	-
Transfer	-	237
Amortization charges	(1,912)	(7,076)
Deconsolidation	(25,853)	(63)
Currency translation adjustment	(2,058)	3,363
Total	811	29,828

Schedule of depreciation charge for rights of use
	June 30, 2021	June 30, 2020
Real Estate	1,292	808
Telecommunications	296	4,739
Others	324	1,529
Total depreciation of right-of-use assets (i)	1,912	7,076

Schedule of other charges to income related to rights of use
	June 30, 2021	June 30, 2020
Right-of-use interests	(279)	(765)
Results from short-term leases	(36)	(57)

Schedule of average discount rate and the term of liability for lease
Average discount rate	Maturity date
10.61%	2023-2041